Shareholders' Equity (Summary Of Options Outstanding Separated Into Ranges Of Exercise Prices) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options outstanding, Number of options	1,076,750	905,000	905,000
Options outstanding, Weighted average exercise price per share	$ 131.37	$ 128.45
121.42 - 134.34
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options outstanding, Number of options	1,076,750
Options outstanding, Weighted average remaining contractual life (years)	3 years 2 months 12 days
Options outstanding, Weighted average exercise price per share	$ 131.37
Exercise price, Lower limit	121.42
Exercise price, Upper limit	$ 134.34